Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	24 Months Ended	26 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	48 Months Ended	50 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended	64 Months Ended	67 Months Ended	70 Months Ended	72 Months Ended	74 Months Ended	76 Months Ended	82 Months Ended	84 Months Ended	86 Months Ended	88 Months Ended	94 Months Ended	96 Months Ended	98 Months Ended	100 Months Ended	106 Months Ended	108 Months Ended	110 Months Ended	112 Months Ended	118 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Jul. 29, 2016	May 31, 2016	May 31, 2017	May 31, 2021	May 31, 2017	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2018	May 31, 2022	May 31, 2018	May 31, 2018	May 31, 2019	May 31, 2019	May 31, 2023	May 31, 2019	May 31, 2019	May 31, 2020	May 31, 2020	May 31, 2024	May 31, 2020	May 31, 2020	May 31, 2021	May 31, 2021	May 31, 2025	May 31, 2021	May 31, 2021	May 31, 2022	May 31, 2022	May 31, 2026	May 31, 2022	May 31, 2022	May 31, 2023	May 31, 2023	May 31, 2023	May 31, 2023	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
American Funds Corporate Bond Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class A (with sales charge)
Accumulated Value					$ 9,625					$ 10,001					$ 9,937					$ 10,664					$ 12,168					$ 12,298					$ 11,011				$ 10,816				$ 11,122				$ 11,707				$ 12,293
American Funds Corporate Bond Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class C (with sales charge)
Accumulated Value				$ 10,000				$ 9,954						$ 9,813					$ 10,453					$ 11,844					$ 11,888					$ 10,568				$ 10,303				$ 10,518				$ 11,058				$ 11,612
American Funds Corporate Bond Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class T (with sales charge)
Accumulated Value		$ 9,751									$ 9,903					$ 10,656					$ 12,193					$ 12,357					$ 11,094					$ 10,932				$ 11,272				$ 11,896				$ 12,524
American Funds Corporate Bond Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class F-1
Accumulated Value				10,000				10,009						9,941					10,666					12,173					12,308					11,021				10,826				11,136				11,723				12,310
American Funds Corporate Bond Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class F-2
Accumulated Value				10,000				10,034						9,993					10,753					12,305					12,474					11,199				11,029				11,374				12,005				12,638
American Funds Corporate Bond Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class F-3
Accumulated Value			$ 10,000			$ 10,329						$ 10,296					$ 11,090					$ 12,704					$ 12,890					$ 11,586					$ 11,424				$ 11,795				$ 12,463				$ 13,137
American Funds Corporate Bond Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-A (with sales charge)
Accumulated Value				9,650				9,655						9,585					10,287					11,737					11,864					10,622				10,429				10,723				11,286				11,849
American Funds Corporate Bond Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				9,952						9,806					10,440					11,823					11,860					10,606				10,413				10,707				11,269				11,831
American Funds Corporate Bond Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-E
Accumulated Value				10,000				9,998						9,908					10,611					12,085					12,190					10,893				10,675				10,957				11,509				12,059
American Funds Corporate Bond Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-T (with sales charge)
Accumulated Value		9,751									9,896					10,640					12,169					12,327					11,063					10,890				11,222				11,838				12,456
American Funds Corporate Bond Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-F-1
Accumulated Value				10,000				10,030						9,982					10,734					12,277					12,436					11,157				10,982				11,319				11,939				12,563
American Funds Corporate Bond Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-F-2
Accumulated Value	$ 10,000						$ 9,918						$ 8,905					$ 8,772					$ 9,047					$ 9,550					$ 10,056
American Funds Corporate Bond Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-F-3
Accumulated Value	10,000						9,920						8,911					8,782					9,063					9,572					10,085
American Funds Corporate Bond Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-1
Accumulated Value				10,000				10,015						9,896					10,553					11,967					12,015					10,683				10,418				10,639				11,121				11,595
American Funds Corporate Bond Fund® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-2
Accumulated Value				10,000				9,989						9,855					10,503					11,904					11,951					10,627				10,365				10,588				11,067				11,540
American Funds Corporate Bond Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-2E
Accumulated Value				10,000				10,036						9,963					10,651					12,107					12,187					10,866				10,628				10,887				11,413				11,935
American Funds Corporate Bond Fund® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-3
Accumulated Value				10,000				10,010						9,918					10,615					12,082					12,182					10,879				10,657				10,934				11,481				12,025
American Funds Corporate Bond Fund® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-4
Accumulated Value				10,000				10,026						9,960					10,691					12,204					12,341					11,054				10,862				11,177				11,770				12,363
American Funds Corporate Bond Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-5E
Accumulated Value				10,000				10,037						10,002					10,761					12,308					12,468					11,190				11,016				11,358				11,983				12,610
American Funds Corporate Bond Fund® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-5
Accumulated Value				10,000				10,035						9,997					10,764					12,324					12,498					11,227				11,064				11,418				12,058				12,692
American Funds Corporate Bond Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-6
Accumulated Value				10,000				10,030						9,995					10,764					12,331					12,511					11,246				11,087				11,448				12,097				12,750
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,231	9,880	9,916		10,158	10,100	10,193	9,068	9,879	10,120	10,747	10,845	8,874	10,511	10,768	11,759	11,867	8,990	11,501	11,781	11,711	11,819	9,480	11,454	11,734	10,748	10,847	9,967	10,512	10,769	10,518	10,614	10,287	10,538	10,655	10,753	10,421	10,676	11,237	11,340	10,990	11,258	11,814	11,922	11,554	11,836
Bloomberg U.S. Corporate Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Corporate Investment Grade Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,323	$ 10,029	$ 10,050		$ 10,426	$ 10,205	$ 10,329	$ 8,998	$ 10,056	$ 10,432	$ 10,965	$ 11,098	$ 8,845	$ 10,805	$ 11,209	$ 12,064	$ 12,210	$ 9,235	$ 11,888	$ 12,333	$ 12,503	$ 12,655	$ 9,753	$ 12,321	$ 12,782	$ 11,218	$ 11,354	$ 10,347	$ 11,054	$ 11,468	$ 11,027	$ 11,161	$ 10,866	$ 11,273	$ 11,512	$ 11,652	$ 11,345	$ 11,769	$ 12,159	$ 12,306	$ 11,981	$ 12,430	$ 12,900	$ 13,056	$ 12,711	$ 13,188